Note 8 - Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
8.        GOODWILL AND OTHER INTANGIBLE ASSETS

The components of intangible assets as of March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Intangible assets subject to amortization:
Customer relationship	¥6,424,471	6,424,471	$77,957
Total	6,424,471	6,424,471	77,957
Less accumulated amortization
Customer relationship	(580,283)	(1,201,881)	(14,584)
Total	(580,283)	(1,201,881)	(14,584)
Intangible assets subject to amortization—net	5,844,188	5,222,590	63,373

Intangible assets not subject to amortization:
Telephone rights	18,315	18,879	229
Trademark	192,000	155,000	1,881
Goodwill	5,788,333	5,788,333	70,238
Total	5,998,648	5,962,212	72,348

Total intangible assets	¥11,842,836	11,184,802	$135,721

The weighted average amortization period for customer relationship is approximately 15.6 years. The amortization expenses for the years ended March 31, 2011 and 2012 were ¥396,744 thousand and ¥621,598 thousand ($7,543 thousand), respectively. The estimated aggregate amortization expense of intangible assets for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2013	¥557,560	$6,766
2014	463,073	5,619
2015	397,031	4,818
2016	388,014	4,708
2017	380,496	4,617

The following table shows changes in the carrying amount of goodwill for the year ended March 31, 2012, by operating segment:

	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2010	¥3,384,791	¥235,551	¥3,620,342

Acquisition	2,288,273	-	2,288,273

Impairment losses	(120,282)	-	(120,282)

Balance at March 31, 2011
Goodwill	5,673,064	235,551	5,908,615	$68,840	$2,858	$71,698
Accumulated impairment losses	(120,282)	-	(120,282)	(1,460)	-	(1,460)

	5,552,782	235,551	5,788,333	67,380	2,858	70,238

Acquisition	-	-	-	-	-	-

Impairment losses	-	-	-	-	-	-

Balance at March 31, 2012
Goodwill	5,673,064	235,551	5,908,615	68,840	2,858	71,698
Accumulated impairment losses	(120,282)	-	(120,282)	(1,460)	-	(1,460)
	¥5,552,782	¥235,551	¥5,788,333	$67,380	$2,858	$70,238

IIJ recorded ¥288,746 thousand of losses on impairment of certain customer relationships in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2010, related to the attrition of the customers by applying the specific identification method. The amount of loss on the customer relationships was included in the Network service and systems integration business segment.

IIJ evaluated the remaining useful life of intangible assets as of March 31, 2010. IIJ observed that the customer attrition rate related to the customer relationships which had an indefinite useful life had been increasing through the year ended March 31, 2010, due to the scale down, withdrawal from certain businesses or bankruptcies. IIJ determined that customer relationships with a net carrying amount of ¥2,414,471 thousand as of March 31, 2010 have a remaining useful life of 25 years based on the recent and expected attrition rate and started to amortize on the straight-line basis from the beginning of the year ended March 31, 2011. In January 2011, IIJ re-evaluated the remaining useful life and amortization method of the customer relationships and determined that the remaining useful life is 19 years and the amortization method as a non-straight-line basis based on the pattern of expected future economic benefit. This change in the remaining useful life and the amortization method had an immaterial impact on income from operations, net income or any related per-share amounts for the year ended March 31, 2011.

The Company recorded an impairment loss of ¥97,791 thousand on licenses which are included in “General and administrative” expenses in the Company’s consolidated statement of income for the year ended March 31, 2011. The amount of the impaired licenses was included in the network service and systems integration business segment. The impairment was due to the decision to dissolve GDX which operated the related business using the licenses by the Company’s Board of Directors in March 2011. The Company applied the income approach based on the future cash flows to evaluate the impairment loss on the licenses.

The Company recorded ¥37,000 thousand ($449 thousand) of loss on impairment of the trademark right related to hi-ho in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2012.  Because hi-ho recorded operating loss in current fiscal year and expects to record operating loss in next fiscal year, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated with the relief from royalty method. The amount of loss was included in the Network service and system integration business segment.

The impairment loss on goodwill included in the Network service and systems integration business segment for the year ended March 31, 2011 consisted of impairment losses of ¥20,282 thousand and ¥100,000 thousand on goodwill for GDX and IIJ-FS, respectively. Because of the decision for the dissolution of GDX and a shrinking business of IIJ-FS, the carrying amount of the subsidiary exceeded its fair value and the impairment loss was recognized in the amount equal to the excess of the carrying amount of goodwill over the implied fair values of goodwill. The fair values of the subsidiaries for the basis of determining the impairment loss of goodwill was calculated with the discounted cash flow method. No impairment of goodwill was recognized during the years ended March 31, 2010 and 2012.

On September 1, 2010, IIJ acquired a new subsidiary, IIJ-Global and recorded a customer relationship of ¥3,721,000 thousand and goodwill of ¥2,288,273 thousand through this acquisition. The customer relationship is amortized over its estimated useful life of 15 years based on the pattern of expected future economic benefit from the acquisition date, which is generally on non-straight-line basis based upon its expected future cash flows. The goodwill components were mainly a fair value of human resources and synergies and the goodwill was included in the network service and system integration business segment. ¥5,387,018 thousand of the recorded customer relationship and goodwill are deductible for tax purposes.